Cover	Nov. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	ION Geophysical Corporation
Entity Incorporation, State	DE
Entity File Number	1-12691
Entity Tax Identification Number	22-2286646
Entity Address, Street Address	2105 CityWest Blvd
Entity Address, Suite	Suite 100
Entity Address, City	Houston
Entity Address, State	TX
Entity Address, Postal Zip Code	77042
City Area Code	281
Local Phone Number	933-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading symbol(s)	IO
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000866609
Amendment Flag	false